PROPERTY AND EQUIPMENT, ASSETS HELD FOR SALE AND OEM COST RECOVERIES, Narrative (Details) $ in Thousands	3 Months Ended	5 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2018 USD ($)	Mar. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2019 USD ($) Aircraft		Mar. 31, 2018 USD ($) Aircraft
Property and. Equipment [Abstract]
Impairment of property and equipment		$ 0	$ 42,022		$ 104,939	[1]	$ 0
Depreciation		$ 0	$ 2,000		$ 1,400
Useful life		30 years
Number of aircraft transferred to held for sale | Aircraft					2
Property and equipment					$ 1,500
Number of aircraft transferred out of held for sale | Aircraft					3		4
Property and equipment changes					$ 8,200		$ 9,300
Minimum
Property and. Equipment [Abstract]
Residual value range			5.00%
Maximum
Property and. Equipment [Abstract]
Residual value range			25.00%
H225 Aircraft
Property and. Equipment [Abstract]
Impairment of property and equipment	$ 87,500	$ 87,500	$ 42,000	$ 87,500
Depreciation					$ 3,000
Depreciation expense			$ 2,900

[1]	Includes impairment of $42.0 million for H225 aircraft for the seven months ended October 31, 2019 (Predecessor). Includes impairment of $87.5 million for H225 aircraft and $17.5 million for Eastern Airways aircraft and equipment for the nine months ended December 31, 2018 (Predecessor).